Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss) for the year	$ 276,167	$ (263,429)
Adjustments:
Net finance expenses	40,313	39,907
Depreciation and depletion	39,384	63,929
Premium paid on foreign curency put option	(680)	0
Impairment (reversal) loss on property, plant and equipment	(240,593)	217,366
Share-based payment expense	868	983
Derivative gains (losses)	67	(127)
Foreign exchange gains	(2,268)	(12,252)
Deferred income taxes	20,720	0
Total operating activities before non-cash operating working capital	133,978	46,377
Changes in non-cash operating working capital:
Amounts receivable	(79)	890
Prepaid expenses and other	1,188	(830)
Inventories	(18,399)	11,591
Accounts payable and accrued liabilities	(4,110)	(6,280)
Cash flows from (used in) operating activities	112,578	51,748
Investing activities:
Restricted cash	(10,125)	(15,019)
Interest income	202	170
Purchase of property, plant and equipment	(43,820)	(38,837)
Cash flows from (used in) investing activities	(53,743)	(53,686)
Financing activities:
Payment of lease liabilities	(422)	(679)
Proceeds from settlement of currency contracts	0	3,019
Provided by revolving credit facility	0	32,074
Provided by Dunebridge revolving credit facility		3,019
Provided by Dunebridge term facility	37,505
Repayment of Dunebridge term facility	(38,855)
Repayment of Dunebridge revolving credit facility	(31,548)
Financing costs	(36,474)	(35,424)
Cash flows from (used in) financing activities	(69,794)	2,009
Effect of foreign exchange rate changes on cash	807	330
(Decrease) increase in cash	(10,152)	401
Cash, beginning of year	35,152	34,751
Cash, end of year	$ 25,000	$ 35,152